Other Reserves - Summary of Other Reserves (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other reserves [line items]
RELX PLC shareholders	£ 1,471	£ 1,224	£ 1,505
Dividends paid	(930)	(886)	(851)
Actuarial losses on defined benefit pension schemes	321	(155)	(137)
Fair value movements on cash flow hedges	10	(6)	16
Transfer to net profit from cash flow hedge reserve	(9)	22	35
Net tax credit recognised in other comprehensive income	(49)	35	15
Acquisitions			(1)
Hedge reserve [member]
Disclosure of other reserves [line items]
Other reserves, at start of year	19
RELX PLC shareholders	0
Dividends paid	0
Actuarial losses on defined benefit pension schemes	0
Fair value movements on cash flow hedges	10
Transfer to net profit from cash flow hedge reserve	(9)
Net tax credit recognised in other comprehensive income	(1)
Increase in share based remuneration reserve (net of tax)	0
Settlement of share awards	0
Acquisitions	0
Other reserves, at end of year	19	19
Other Reserves [member]
Disclosure of other reserves [line items]
Other reserves, at start of year	1,195
RELX PLC shareholders	1,471
Dividends paid	(920)
Actuarial losses on defined benefit pension schemes	321
Fair value movements on cash flow hedges	0
Transfer to net profit from cash flow hedge reserve	0
Net tax credit recognised in other comprehensive income	(48)
Increase in share based remuneration reserve (net of tax)	55
Settlement of share awards	(12)
Acquisitions	0
Other reserves, at end of year	2,062	1,195
Other reserves [member]
Disclosure of other reserves [line items]
Other reserves, at start of year	1,214	979
RELX PLC shareholders	1,471	1,224
Dividends paid	(920)	(880)
Actuarial losses on defined benefit pension schemes	321	(155)
Fair value movements on cash flow hedges	10	(6)
Transfer to net profit from cash flow hedge reserve	(9)	22
Net tax credit recognised in other comprehensive income	(49)	35
Increase in share based remuneration reserve (net of tax)	55	27
Settlement of share awards	(12)	(34)
Acquisitions	0	2
Other reserves, at end of year	£ 2,081	£ 1,214	£ 979